TRADE AND OTHER ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
Trade And Other Accounts Payables
Schedule of composition of trade and other accounts payables & accrued liabilities

The composition of Trade and other accounts payables is as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Current
(a) Trade and other accounts payables	1,349,201	1,117,926
(b) Accrued liabilities at the reporting date	346,001	475,142
Total trade and other accounts payables	1,695,202	1,593,068

Schedule of current trade and other accounts payables

Trade and other accounts payable:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Trade creditors	1,096,540	876,163
Leasing obligation	4,448	10,446
Other accounts payable	248,213	231,317
Total	1,349,201	1,117,926

Schedule of composition of current trade and other accounts payable

The details of Trade and other accounts payables are as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Boarding Fee	249,898	170,053
Aircraft Fuel	219,601	188,276
Suppliers technical purchases	114,690	40,305
Airport charges and overflight	106,534	77,484
Handling and ground handling	103,784	87,406
Other personnel expenses	89,621	81,632
Professional services and advisory	81,679	79,270
Marketing	75,220	61,053
Leases, maintenance and IT services	69,873	44,287
Services on board	68,605	44,589
Air companies	31,381	21,197
Land services	31,151	74,260
Maintenance	26,244	25,962
Crew	24,163	29,074
Achievement of goals	5,732	17,801
Communications	5,273	7,500
Aviation insurance	5,108	7,694
Aircraft and engines leasing	4,285	10,446
SEC agreement (*)	-	4,719
Others	36,359	44,918
Total trade and other accounts payables	1,349,201	1,117,926

(*) Provision made for payments of fines, on July 25, 2016 LATAM reached agreements with the U.S. Department of Justice ("DOJ") U.S. and the Securities and Exchange Commission ("SEC") both authorities of the United States of America, in force as of this date, regarding the investigation on payments by LAN Airlines S.A. made in 2006-2007 to a consultant who advised on the resolution of labor matters in Argentina. The amount to the SEC agreement is ThUS$ 6,744 plus interests of ThUS$ 2,694.

Schedule of composition of accrued liabilities

Liabilities accrued:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Accrued personnel expenses	125,246	113,785
Aircraft and engine maintenance	92,711	244,949
Accounts payable to personnel (*)	99,862	89,523
Others accrued liabilities	28,182	26,885
Total accrued liabilities	346,001	475,142

(*) Profits and bonds participation (Note 23 letter b)